Fees Summary	May 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,391,042.32
Total Fee Amount	468.31
Net Fee	$ 468.31
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A